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Mercator International Opportunity Fund
Mercator International Opportunity Fund Summary
Investment Objective
The Mercator International Opportunity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund

The Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in the section titled “Management” starting on page 9 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Mercator International Opportunity Fund	Institutional Class	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mercator International Opportunity Fund		Institutional Class	Class A
Management Fees		0.84%	0.84%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		1.10%	1.16%
Acquired Fund Fees and Expenses	[1]	none	none
Total Annual Fund Operating Expenses		1.94%	2.25%
Fee Waiver and/or Expense Reimbursement	[2]	(0.54%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.40%	1.55%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2025, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.40% and 1.55% of the average daily net assets attributable to the Institutional Class and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees (the “Board”), on 60 days’ written notice to the Fund's adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Mercator International Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	143	557	997	2,221
Class A	158	636	1,141	2,531

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 49.39% of the average value of the Fund’s portfolio.

Principal Investment Strategy

The Fund invests significantly in common stocks of companies domiciled in developed countries outside of the United States. The Fund seeks to invest in stocks of companies that it believes have the potential for growth. The Fund will invest at least 40% of its assets in securities of companies domiciled outside the United States, which the Fund defines as securities listed primarily on exchanges outside the United States. The Fund relies on the professional judgment of its portfolio manager to make decisions about the Fund’s portfolio investments. The basic investment philosophy of the investment adviser is to analyze information on securities in the Fund’s investment universe to determine their long-term attractiveness. The adviser believes that an important way to accomplish this is through fundamental analysis, which includes analysis of a company’s assets, liabilities and earning, review of a company’s public filings, and may also include meeting with company executives and employees, suppliers, customers and competitors. The Fund may invest in securities of any market capitalization. Because the Fund is seeking long-term appreciation, these securities may be held by the Fund for a period of two years or more. Securities may be sold when the adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Investment Risks
Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented, will vary from the returns of Institutional Class shares. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after) taxes may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting mercatormutualfunds.com or by calling 1-800-869-1679.

Performance Bar Chart Calendar Year Ended December 31 Average Annual Total Returns

Best Quarter:	6/30/2020	35.89%
Worst Quarter:	6/30/2022	-29.07%
The Fund’s Institutional Class year-to-date return as of the most recent fiscal quarter, which ended March 31, 2024 was -0.91%.
Performance Table Average Annualized Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Mercator International Opportunity Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	10.89%	9.18%	3.47%	Apr. 02, 2018
Institutional Class | After Taxes on Distributions	10.89%	8.61%	2.99%	Apr. 02, 2018
Institutional Class | After Taxes on Distributions and Sales	6.45%	7.40%	2.80%	Apr. 02, 2018
Class A	10.64%		5.08%	Aug. 29, 2019
MSCI EAFE (Morgan Stanley Capital International Europe Australia Far East) Index	18.95%	8.80%	5.22%	Apr. 02, 2018

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Mercator International Opportunity Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Mercator International Opportunity Fund | Foreign Investment Risk [Member]
Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.
Mercator International Opportunity Fund | Adverse Market Conditions Risk [Member]
Adverse Market Conditions Risk. The performance of the Fund will suffer during conditions that are adverse to its investment goals, such as during bear markets.
Mercator International Opportunity Fund | Issuer Risk [Member]

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Mercator International Opportunity Fund | Large Capitalization Stock Risk [Member]

Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Mercator International Opportunity Fund | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Mercator International Opportunity Fund | Small and Medium Capitalization Stock Risk [Member]

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.